Note 15 - Major Customer	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of major customers [text block]
15.
MAJOR CUSTOMER

The Company had sales to a major customer in the period ended in
June 30, 2020
and
June 30, 2019,
a government agency of the People's Republic of China. The total percentage of sales to this customer during the period was
83%
(
2019
–
96%
) and the total percentage of accounts receivable at
June 30, 2020
was
95%
(
2019
–
93%
).